Note 5 - Trade Receivables (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31, 2019	January 31, 2018
Trade receivables	33,350	30,111
Less: Allowance for doubtful accounts	(1,857)	(1,319)
	31,493	28,792